Provisions and accrued expenses (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Provisions and Accrued Expenses	Provisions and accrued expenses consist of the following:

	As at
	March 31, 2023	March 31, 2022
Accrued expenses	$41,761	$36,752

Total	$41,761	$36,752